Taxes - Summary of Tax Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Tax Liabilities [Abstract]
Taxes and contributions on income payable	R$ 970	R$ 3,083
Other Taxes and Contributions payable	1,908	914
Deferred tax liabilities (Note 24b II)	421	1,058
Other	2,411	2,836
Tax liabilities	R$ 5,710	R$ 7,891